Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2025
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
8.         Financial Instruments and Fair Value Disclosures:

The principal financial assets of the Company consist of cash at banks, trade accounts receivable and amounts due from related parties. The principal financial liabilities of the Company consist of trade accounts payable, accrued liabilities and amounts due to related parties.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

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Cash and cash equivalents, accounts receivable trade, amounts due from/to related parties, accounts payable and accrued liabilities: The carrying values reported in the unaudited condensed consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term maturity nature. Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short term maturities.

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Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, due from related parties and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition.